Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2010-A

Class A-1 0.31327% Asset Backed Notes

Class A-2 1.46% Asset Backed Notes

Class A-3 3.51% Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2010-A, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of March 25, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	01/01/2011
Monthly Period Ending:	01/31/2011
Prev. Distribution/Close Date:	01/06/2011
Distribution Date:	02/07/2011
Days of Interest for Period:	32
Days in Collection Period:	31
Seasoning/Months Since Closing:	10 / 11

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	14,270	03/26/2010	03/31/2010	$238,099,858

Total	14,270			$238,099,858

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance						{1}	$193,232,981

{2} Purchase of Subsequent Receivables						{2}	0

Monthly Principal Amounts

{3} Collections on Receivables outstanding at end of period					{3}	5,228,847
{4} Collections on Receivables paid off during period					{4}	1,972,181
{5} Receivables becoming Liquidated Receivables during period					{5}	1,101,850
{6} Receivables becoming Purchased Receivables during period					{6}	0
{7} Other Receivables adjustments					{7}	0
{8} Less amounts allocable to Interest					{8}	(2,744,570)

{9} Total Monthly Principal Amounts						{9}	5,558,308

{10} End of period Aggregate Principal Balance						{10}	$187,674,673

{11} Pool Factor ( {10} / Original Pool Balance)						{11}	78.8218332%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2	Class A-3			TOTAL
{12} Original Note Balance	{12}	$36,000,000	$71,000,000	$93,000,000			$200,000,000

{13} Beginning of period Note Balance	{13}	$0	$55,789,395	$93,000,000			$148,789,395

{14} Noteholders’ Principal Distributable Amount	{14}	0	4,279,897	0			4,279,897
{15} Noteholders’ Accelerated Principal Amount	{15}	0	0	0			0
{16} Accelerated Payment Amount Shortfall	{16}	0	0	0			0
{17} Deficiency Claim Amount	{17}	0	0	0			0

{18} End of period Note Balance	{18}	$0	$51,509,498	$93,000,000			$144,509,498

{19} Note Pool Factors ( {18} / {12} )	{19}	0.0000000%	72.5485887%	100.0000000%			72.2547490%

III. RECONCILIATION OF PRE-FUNDING ACCOUNT:
{20} Beginning of period Pre-Funding Account balance	{20}	$0
{21} Purchase of Subsequent Receivables	{21}	0
{22} Investment Earnings	{22}	0
{23} Investment Earnings Transfer to Collections Account	{23}	0
{24} Payment of Mandatory Prepayment Amount	{24}	0
{25} Total Month Activity	{25}	0
{26} End of period Pre-Funding Account balance	{26}	$0

IV. OVERCOLLATERALIZATION AMOUNT CALCULATION
{27} Current Distribution Date Before October 2011?	Yes
{28} If {27} is Yes, then Overcollateralization Amount 23%	23.00%
{29} If {27} is No, then refer to the following table

OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
N/A

{30} Overcollateralization Amount per Table if applicable	NA
{31} Overcollateralization Amount	23.00%

V. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT
{32} Total Monthly Principal Amounts	{32}	$5,558,308
{33} Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {32} and the Aggregate Principal Balance {10})	{33}	144,509,498
{34} Pro Forma Note Balance ({13} - {9})	{34}	143,231,087
{35} Step-down Amount ( {33} - {34} )	{35}	1,278,411
{36} Principal Distributable Amount ( {32} - {35} )	{36}	$4,279,897

VI. RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:
{37} Beginning of period Capitalized Interest Account balance	{37}	$0
{38} Monthly Capitalized Interest Amount	{38}	0
{39} Investment Earnings	{39}	0
{40} Investment Earnings Transfer to Collections Account	{40}	0
{41} Payment of Overfunded Capitalized Interest Amount	{41}	0
{42} Payment of Remaining Capitalized Interest Account	{42}	0
{43} Total Month Activity	{43}	0
{44} End of period Capitalized Interest Account balance	{44}	$0

VII. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{45} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{45}	$7,159,250
{46} Liquidation Proceeds collected during period	{46}	507,563
{47} Purchase Amounts deposited in Collection Account	{47}	0
{48} Investment Earnings - Collection Account	{48}	457
{49} Investment Earnings - Transfer From Spread Account	{49}	464
{50} Investment Earnings - Transfer From Prefunding Account	{50}	0
{51} Investment Earnings - Transfer From Capitalized Interest Account	{51}	0
{52} Collection of Supplemental Servicing - Extension Fees	{52}	41,778
{53} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{53}	39,081
{54} Late Fees & Prepayment Penalty Fees - to Servicer	{54}	38,507
{55} Monthly Capitalized Interest Amount	{55}	0
{56} Mandatory Note Prepayment Amount	{56}	0
{57} Deficency Claim	{57}	0
{58} Total Available Funds	{58}	7,787,100

Distributions:
{59} Base Servicing Fee - to Servicer	{59}	362,312
{60} Repo and Recovery Fees - reimbursed to Servicer	{60}	39,081
{61} Bank Service Charges - reimbursed to Servicer	{61}	990
{62} Late Fees & Prepayment Penalty Fees - to Servicer	{62}	38,507
{63} Trustee Administrative Fees and Backup Servicing Fees	{63}	6,469

Noteholders’ Interest Distributable Amount

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{64}	Class A-1	$0	0	0.31327%	32	Actual days/360	$0	{64}	0
{65}	Class A-2	55,789,395	0	1.46000%	30	30/360	$67,877	{65}	67,877
{66}	Class A-3	93,000,000	0	3.51000%	30	30/360	$272,025	{66}	272,025

Noteholders’ Principal Distributable Amount

Class	Principal Distributable	Principal Carryover	Excess Principal Due	Mandatory Note Prepayment	Total Principal
{67}	Class A-1	0	0	0	0	$0	{67}	0
{68}	Class A-2	4,279,897	0	0	0	4,279,897	{68}	4,279,897
{69}	Class A-3	0	0	0	0	0	{69}	0

{70} Security Insurer Premiums - to AGM	{70}	60,212

{71} Total distributions	{71}	5,127,370

{72} Excess Available Funds	{72}	2,659,730

{73} Any Remaining Amounts owed to AGM under the Insurance Agreement	{73}	0

{74} Deposit to Spread Account to Increase to Required Level	{74}	0

{75} Noteholders’ Accelerated Principal Amount	{75}	0

{76} Deposit to Spread Account	{76}	$2,659,730

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT
{77} Excess Available Funds After Amount to Increase Spread to Required Level ({72} - {73} - {74})				{77}	n/a
{78} Pro-forma Note Balance ({13} - {9})				{78}	n/a
{79} Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})				{79}	n/a
{80} Excess of Pro Forma Balance over Required Balance ({78} - {79})				{80}	n/a
{81} Accelerated Principal Amount (lesser of {77} or {80})				{81}		$0

IX. CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL
{82} Pro-forma Note Balance ({13} - {9})				{82}	n/a
{83} Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})				{83}	n/a
{84} Excess of Pro Forma Balance over Required Balance ({82} - {83})				{84}	n/a
{85} Excess Available Funds After Amount to Increase Spread to Required Level ({71} - {72})				{85}	n/a
{86} Accelerated Payment Amount Shortfall ({84} - {85})				{86}		$0

X. RECONCILIATION OF SPREAD ACCOUNT:

	Initial					Total
{87} Initial or Subsequent Spread Account Deposits	$4,761,997					$4,761,997

{88} Beginning of period Spread Account balance				{88}		$4,761,997

Additions to Spread Account
{89} Deposits from Collections Account ({74} + {76})				{89}	2,659,730
{90} Investment Earnings		{90}	464
{91} Investment Earnings - transferred to Collection Account Available Funds		{91}	(464)
{92} Investment Earnings remaining				{92}	0
{93} Deposits Related to Subsequent Receivables Purchases or Amendment				{93}	0
{94} Deposit From Other AGM Series Spread Accounts				{94}	0
{95} Total Additions				{95}		2,659,730

{96} Spread Account balance available for withdrawals				{96}		7,421,727

Requisite Amount of Spread Account
Floor Amount (Calculation Below) = 4,761,997
{97} (Max of (1.) $100,000 or (2.) Lesser of Note Balance and 2.00% Original Pool Balance)				{97}	4,761,997
{98} If Trigger Event exists then 2% of Original Pool Balance + 6% of the Aggregate Principal Balance	0			{98}	0
{99} If an Insurance Agreement Event of Default exists then the Pool Balance				{99}	0
{100} Requisite Amount of Spread Account				{100}		4,761,997

Withdrawals from Spread Account
{101} Priority First - Deficiency Claim Amount				{101}	0
{102} Priority Second - Accelerated Payment Amount Shortfall	0			{102}	0
{103} -Indemnity payments pro-rata owed by the Servicer to the Trustee, Lockbox Bank, Owner Trustee, Custodian, Backup Servicer, Collateral Agent, Trust Collateral Agent or other service provider.				{103}	0
{104} - Expenses associated with maintaining Security Interest in vehicles				{104}	0
{105} - Pro rata Total Enhancement Shortfall				{105}	0
{106} - to Certificateholder				{106}	2,659,730
{107} Total withdrawals				{107}		2,659,730

{108} End of period Spread Account balance				{108}		$4,761,997

XI. CALCULATION OF OC LEVEL AND OC PERCENTAGE
{109} Aggregate Principal Balance				{109}	187,674,673
{110} End of period Note Balance				{110}	144,509,498
{111} Line {109} less line {110} (During Funding Period amount equal to zero)				{111}	43,165,175
{112} OC level {111} / {109}				{112}	23.00%
{113} Ending Spread Balance as a percentage of Aggregate Principal Balance ({108}/{109})				{113}	2.54%
{114} OC Percentage ({112} + {113})				{114}		25.54%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Accounting and Reporting
Date:	February 3, 2011

AmeriCredit Automobile Receivables Trust 2010-A

Class A-1 0.31327% Asset Backed Notes

Class A-2 1.46% Asset Backed Notes

Class A-3 3.51% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2010-A, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of March 25, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	01/01/2011
Monthly Period Ending:	01/31/2011
Prev. Distribution/Close Date:	01/06/2011
Distribution Date:	02/07/2011
Days of Interest for Period:	32
Days in Collection Period:	31
Seasoning/Months Since Closing:	10 / 11

I. MONTHLY PERIOD NOTE BALANCE CALCULATION:
		Class A-1	Class A-2	Class A-3			TOTAL
{1} Original Note Balance	{1}	$36,000,000	$71,000,000	$93,000,000			$200,000,000

{2} Preliminary End of period Note Balance	{2}	$0	$51,509,498	$93,000,000			$144,509,498

{3} Deficiency Amount	{3}	0	0	0			0

{4} End of period Note Balance	{4}	$0	$51,509,498	$93,000,000			$144,509,498

{5} Note Pool Factors {4} / {1}	{5}	0.0000000%	72.5485887%	100.0000000%			72.2547490%

II. RECONCILIATION OF SPREAD ACCOUNT:

{6} Preliminary End of period Spread Account balance						{6}	$4,761,997

{7} Spread Account Claim Amount from preliminary certificate						{7}	0

{8} End of period Spread Account balance						{8}	$4,761,997

III. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

						Cumulative	Monthly
{9} Original Number of Receivables					{9}	14,270
{10} Beginning of period number of Receivables					{10}	0	12,294
{11} Number of Subsequent Receivables Purchased					{11}	0	0
{12} Number of Receivables becoming Liquidated Receivables during period					{12}	703	86
{13} Number of Receivables becoming Purchased Receivables during period					{13}	0	0
{14} Number of Receivables paid off during period					{14}	1,542	183
{15} End of period number of Receivables					{15}	12,025	12,025

IV. STATISTICAL DATA: (CURRENT AND HISTORICAL)

					Original	Prev. Month	Current
{16} Weighted Average APR of the Receivables				{16}	17.45%	17.45%	17.44%
{17} Weighted Average Remaining Term of the Receivables				{17}	65.00	56.30	55.45
{18} Weighted Average Original Term of Receivables				{18}	68.00	68.00	68.00
{19} Average Receivable Balance				{19}	$16,685	$15,718	$15,607
{20} Aggregate Realized Losses				{20}	$0	$4,080,855	$4,675,142
{21} ABS Prepay Speed				{21}		1.3570	1.4335

V. DELINQUENCY:

					Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{22} 31-60 days				{22}	515	$7,700,717	3.99%
{23} 61-90 days				{23}	194	2,382,896	1.23%
{24} over 90 days				{24}	58	681,613	0.35%
{25} Receivables with Scheduled Payment delinquent more than 30 days at end of period				{25}	767	$10,765,226	5.57%

VI. PERFORMANCE TESTS:

Delinquency Ratio
{26} Receivables and Purchased Receivables with Scheduled Payment delinquent more than 60 days ({23} + {24})	{26}	$3,064,509
{27} Beginning of Period Aggregate Principal Balance	{27}	193,232,981
{28} Delinquency Ratio {26} divided by {27}	{28}		1.59%
{29} Previous Monthly Period Delinquency Ratio	{29}		1.16%
{30} Second previous Monthly Period Delinquency Ratio	{30}		1.20%

{31} Average Delinquency Ratio ({28} + {29} + {30}) / 3	{31}		1.31%

{32} Compliance (Delinquency Test Failure is a Delinquency Ratio greater than 4.25% )	{32}		yes

Cumulative Default Rate
{33} Defaulted Receivables in Current Period	{33}	$1,221,507
{34} Cumulative Defaulted Receivables from last month	{34}	8,805,075
{35} Cumulative Defaulted Receivables {33} + {34}	{35}	10,026,582
{36} Original Pool Balance	{36}	238,099,858
{37} Cumulative Default Rate {35} divided by {36}	{37}		4.21%

{38} Compliance (Default Test Failure is a Cumulative Default Rate greater than 9.37%.)	{38}		yes

Cumulative Net Loss Rate
{39} Receivables becoming Liquidated Receivables during period	{39}	$1,101,850
{40} Purchased Receivables with Scheduled Payment delinquent more than 30 days at end of period	{40}	0
{41} Liquidation Proceeds collected during period	{41}	(507,563)
{42} Net Losses during period {39} + {40} + {41}	{42}	594,287
{43} Net Losses since Initial Cut-off Date (Beginning of Period)	{43}	4,080,855
{44} Cumulative Net Loss Rate before 50% of 90 Day Delinquencies ({42} + {43}) / {46}	{44}		1.96%
{45} 50% of Receivables with Scheduled Payment delinquent more than 90 days at end of period	{45}	635,698
{46} Original Pool Balance	{46}	238,099,858
{47} Cumulative Net Loss Rate ({42} + {43} + {45}) / {46}	{47}		2.23%

{48} Compliance (Net Loss Test Failure is a Net Loss Rate greater than 5.78%.)	{48}		yes

Extension Rate
{49} Principal Balance of Receivables extended during current period	{49}	$4,738,698
{50} Beginning of Period Aggregate Principal Balance	{50}	193,232,981
{51} Extension Rate {49} divided by {50}	{51}		2.45%
{52} Previous Monthly Extension Rate	{52}		2.31%
{53} Second previous Monthly Extension Rate	{53}		2.66%

{54} Average Extension Rate ({51} +{52} +{53}) / 3	{54}		2.47%

{55} Compliance (Extension Test Failure is an Extension Rate greater than 4.00%.)	{55}		yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Accounting and Reporting
Date:	February 3, 2011

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